UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    PilotRock Investment Partners GP, LLC
                                 Address: 1700 East Putnam Avenue
                                          Old Greenwich, CT 06870

                                 13F File Number: ________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. O'Malley, Jr.
Title: Managing Member
Phone: (203) 698-8800

Signature,                             Place,               and Date of Signing:


/s/ Thomas D. O'Malley, Jr.            Old Greenwich, CT    January 28, 2004
-----------------------------------    ----------------     --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $109,137
                                         (thousands)

List of Other Included Managers:

No.      Form 13F File Number       Name
---      --------------------       ----

1                                   O'Malley, Jr., Thomas D.
         ------------------         -----------------------------------

2                                   Schmidt, Mark K.
         ------------------         --------------------------

FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                      Value                  Investment Discretion
Issuer                         Class      CUSIP      (000's)      Shares                               Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Sole     Shared    Shared                Sole    Shared
                                                                                   defined    other
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.           COM (A)    029912201      1353     125000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Circuit City Group             COM        172737108      8104     800000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Crown Castle Int'l Corp.       COM        228227104      4964     450000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Crown Holdings Inc.            COM        228368106       906     100000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands Int'l Inc.     COM        170032809      2827     125488                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Commscope Inc.                 COM        203372107      4899     300000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Doubleclick Inc.               COM        258609304      1803     175000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Earthlink Inc.                 COM        270321102      2500     250000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group Inc.   CLA        35138T107      3644     125000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Home Depot                     COM        437076102      2662      75000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Honeywell Int'l Inc.           COM        438516106      6686     200000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Hughes Electronics Corp.       COM        444418107      4138     250000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
K2 Inc.                        COM        482732104      3422     225000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Laidlaw Int'l                  COM        50730R102      3458     250000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
McDermott Int'l Corp.          COM        580037109      7745     648100                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Measurement Specialties Inc.   COM        583421102      2554     125000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Oxigene Inc.                   COM        691828107      1025     126512                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                     COM        69331C108      2224      80097                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Peregrine Systems Inc.         COM        71366Q200      1925     100000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Everest RE Group Ltd.          COM        G3223R108      2709      32024                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Seralogicals Corp.             COM        817523103      1860     100000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp              COM        845905108      2969     125000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
The Sports Authority           COM        849174109     10176     265000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Tyco Int'l Ltd.                COM        902124106      8613     325000                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
United Globalcom               COM        913247508      9666    1139898                        X        1, 2                X
------------------------------------------------------------------------------------------------------------------------------------
Uramprovident Corp.            COM        91529Y106      6308    4000000                        X        1, 2                X
====================================================================================================================================
TOTAL                                                  109137
====================================================================================================================================